NOTE PAYABLE PPP (Details Narrative) - USD ($)	Feb. 01, 2021	Nov. 09, 2020	Apr. 11, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Debt instrument face amount				$ 27,523,700	$ 10,092,500	$ 9,647,700
Paycheck Protection Program Loan [Member] | S B A [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount				$ 2,200	19,300
Term Note [Member] | Paycheck Protection Program Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount			$ 582,800
Interest rate percentage			1.00%
Debt instrument payment terms			Beginning in November 2020, the Company will make 18 equal monthly payments of principal and interest with the final payment due in April 2022. The PPP Term Note may be accelerated upon the occurrence of an event of default.
Term Note [Member] | Paycheck Protection Program Loan [Member] | S B A [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount					$ 19,300
Debt forgiveness	$ 10,000	$ 562,300
Term Note [Member] | P P P Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument payment terms			Beginning in November 2020, 18 equal monthly payments of principal and interest were due with the final payment due in April 2022. The PPP Term Note may be accelerated upon the occurrence of an event of default.